[The American Funds Group(r)]
SMALLCAP WORLD FUND
[photos: business meeting, portion of globe of world, portion of clock]
1998 Semi-Annual Report
for the six months ended March 31
SMALLCAP World Fund(r) seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.
SMALLCAP is one of the 28 mutual funds in The American Funds Group,(r) managed by Capital Research and Management Company. Since 1931, Capital has invested with a long-term focus based on thorough research and attention to risk. INVESTMENT HIGHLIGHTS
Total returns for periods ended March 31, 1998 with all distributions reinvested

                                                Salomon Brothers                     MSCI

                                SMALLCAP        World                    S&P 500     EAFE

                                World Fund      Smallcap Index           Index       Index

Six months                      +3.4%           +2.9%                    +17.2%      +5.9%

Twelve months                   +28.8           +17.5                    +47.9       +18.9

Five years                      +119.4          +76.0                    +174.2      +78.2

Since fund's inception

on April 30, 1990               +214.9          +120.6                   +312.0      +90.9

Average annual compound

return since fund's inception   +15.6           +10.5                    +19.6       +8.5


All market indexes cited in this report are unmanaged and include reinvestment of all distributions. The Salomon Brothers World Smallcap Index tracks more than 5,100 publicly traded stocks in 22 countries with market capitalizations between $100 million and $1.2 billion. Standard & Poor's 500 Composite Index tracks the 500 largest U.S. stocks. The Morgan Stanley Capital International EAFE(r) (Europe, Australasia, Far East) Index tracks large-company stocks in all major markets outside North America.
Fund results in this report were computed without a sales charge unless otherwise indicated. Here are the total returns and average annual compound returns with all distributions reinvested for periods ended March 31, 1998, assuming payment of the 5.75% maximum sales charge at the beginning of the stated periods (sales charges are lower for accounts of $50,000 or more):

                                                                  Average Annual

                                            Total Return          Compound Return

Since inception on                          +196.75%              +14.73%
April 30, 1990

Five years                                  +106.75               +15.63

Twelve months                               +21.37                -


THE FIGURES IN THIS REPORT REFLECT PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE SHORTER THE TIME PERIOD OF YOUR INVESTMENT, THE GREATER THE POSSIBILITY OF LOSS. FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY, ENTITY OR PERSON.
FELLOW SHAREHOLDERS:
Shakespeare doesn't come up often in our investment discussions, but he came up several times in our review of the first half of SMALLCAP World Fund's 1998 fiscal year. No one seems to have captured the essence of the period better than Macbeth: It was "full of sound and fury, signifying nothing." Or at least, very little. A sharp decline of 6.9% in the final quarter of 1997 was followed by a dramatic rebound of 11.2% in the first three months of 1998, netting to a modest 3.4% gain for the six months.*
SMALLCAP's primary benchmark, the Salomon Brothers World Smallcap Index, saw a similarly small increase of 2.9%, as did the average global small-company mutual fund (up 3.1% according to Lipper Analytical Services, a mutual fund tracking service). Large-company stocks again did better, especially in the United States. Standard & Poor's 500 Composite Index rose 17.2%, while the Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index, which measures large-cap stocks outside North America, gained 5.9%. Looking back 12 months, SMALLCAP is up a solid 28.8%, versus 17.5% for the Salomon Brothers World Smallcap Index and 20.5% for the average global small-company mutual fund. While healthy, these returns look anemic compared to U.S. large caps, which soared an astounding 47.9% as measured by the S&P 500. Large-company stocks continue to benefit from the trend toward indexing as well as record-breaking merger and acquisition activity and, more recently, a "flight to quality" in the wake of Asian market turmoil.
NEVER-NEVER LAND
The first quarter of 1998 was one of the strongest periods ever, with many world markets seeing a better-than-average one-year gain compressed into just three months. The huge contrast from the previous quarter can probably be attributed to a collective sigh of relief that the so-called "Asian contagion" had not spread to other regions.
* This return assumes reinvestment of a 5-cents-a-share dividend and $2.50-a-share capital gain distribution paid in December 1997.
To get a feel for how unusual these gains are, the first quarter of 1998 marked the 13th consecutive quarter of positive returns for the U.S. market, after three consecutive annual gains of 20% or better. The S&P 500 has never before risen 20% or more three calendar years in a row, and only once has the market risen for as many quarters in a row.
While the global spread of capitalism - described by some as a Cold War peace dividend - may justify some level of exuberance, it does not comfort us that the last time the U.S. market experienced such a run occurred in the years leading up to the 1929 crash. We're certainly not predicting another apocalypse, but it does suggest that caution is in order. It also makes it clear how unrealistic many investors' expectations have become.
YIN YANG
As strong as U.S. stocks were in the first quarter, European stocks soared even higher. Whether this marks a true change in leadership from U.S. to non-U.S. stocks is not yet clear, but it does demonstrate why having the ability to own stocks in other markets should help your fund's returns over time.
In Europe, preparations for a single European currency, scheduled to be introduced next January 1, sparked lower interest rates and inflation, as well as soaring stock prices. The fund's most rewarding European investments during the period were innovative retailers and well-positioned technology firms, and our most fertile hunting ground continued to be the United Kingdom. Going forward, many companies will undoubtedly benefit from the monetary union, but others will suffer from the increased competition that will result. Our research over the next few years will be focused on sorting that out.
Europe and Asia could not present a starker contrast. Where one region is booming, the other is picking up the pieces of its broken dreams. Asia continues to constitute the biggest potential risk to the mostly benign global economic environment. While South Korea and Thailand have taken decisive action to address their problems, Japan and Indonesia are resisting steps needed for recovery. And it is unclear how much China and Hong Kong will be affected. Because of these uncertainties, the fund hasn't been buying much in Asia despite the dramatic stock market free-fall. We invested in a few relatively large exporters whose stocks, after 50% to 80% declines, were attractively priced. But in general, the currency declines were so swift and severe that the repercussions are still being felt; moreover, the operating environment for companies has deteriorated just as fast. In particular, the ability to raise capital has been greatly restricted, so even if there are opportunities, companies often can't find the money to take advantage of them.
WHERE THE MONEY IS
One area where we have been buying is Latin America. Economies throughout the region showed great resilience in the face of speculative currency attacks following the crisis in Asia. Local stock markets didn't fare quite as well, however, as money flowed out of developing markets to the U.S. and Europe and, more recently, back toward Asia. As a result, many stocks in the region appear to offer good value.
Overall, there have been no dramatic changes in the fund's geographic diversification of its investments, and what did occur over the past six months can be explained mainly by stock market action. The percentage of our holdings represented by companies in Europe and the U.S. rose slightly as a result of market gains, while our holdings in Asia decreased slightly (from the already low levels we've held for several years) as a result of lower stock prices and currency values. Another generalization worth making is that, as a result of our research focus on individual companies, we owned many more stocks in markets that did well than in markets that fared poorly.
THE NEW ECONOMY
The stocks that helped the fund the most during the period share a common thread: The products or services they provide meet the needs of a 21st century customer. Media stocks were strong, especially cable television, which comprised nearly a quarter of our 25 best holdings. Selected technology, specialty retailing and financial services stocks were very strong. Another area of strength was the relatively new field of "outsourcing" - providing temporary employees, services or manufacturing facilities to companies seeking to better manage costs.
Stocks that fared poorly include metals, mining and raw materials producers, which were hit by the economic slowdown in Asia, as well as certain technology stocks. The fact that technology appears on lists of both our best and worst holdings demonstrates the great potential and the extreme volatility typical of the sector. We took advantage of that volatility to invest in a number of semiconductor equipment companies and software makers whose stocks seem to offer good value after recent declines.
The fund's investments now encompass more than 550 companies in 39 industries in 44 countries.
[Begin table]
WHERE ARE SMALLCAP'S PORTFOLIO
COMPANIES LOCATED?
Geographical distribution of net assets
on March 31, 1998
THE AMERICAS              62.7%
United States        57.1%
Canada                4.3
Mexico                 .7
Other Latin America    .6
EUROPE                    20.8%
United Kingdom        6.7%
Sweden                3.6
France                1.7
Norway                1.4
Ireland               1.1
Denmark                .9
Finland                .9
Spain                  .8
Germany                .7
Netherlands            .6
Turkey                 .5
Other Europe          1.9
ASIA/PACIFIC              7.5%
Australia             2.4%
Hong Kong             1.1
New Zealand           1.1
Japan                  .9
Taiwan                 .5
Other Asia/Pacific    1.5
OTHER COUNTRIES           1.7%
CASH & EQUIVALENTS        7.3%
TOTAL                   100.0%
[End table]
HEADING INTO THE WIND
Since the fund's introduction in April 1990, large-company stocks have repeatedly outpaced the stocks of smaller companies, as we've documented in these reports. Since smaller firms take more time to research, both because there are more of them and because information is not as readily available, one may reasonably ask if investing in smaller companies is worthwhile. While recent history suggests one answer, a longer term perspective shows that the endeavor is indeed valuable. Small companies have historically grown faster than larger ones, and they continue to do so. What's more, in today's highly valued markets, we are finding better values in the relatively neglected small-company arena than among large-company stocks. Over meaningful periods of time, the combination of faster earnings growth and more reasonable stock prices sooner or later should be reflected in superior stock market returns. Over SMALLCAP's lifetime, it has paid to be invested in big companies in the U.S., while the fund has invested in small companies on a global scale. That headwind has not hurt us as much as one might expect. Perhaps the best evidence of SMALLCAP's success in a less-than-ideal market environment is its performance relative to similar funds. Over its lifetime, SMALLCAP ranks first of six global small-company funds, according to Lipper Analytical Services. Over five years, it ranks third of 12 funds, and over the past year it ranks fifth of 32 such funds. (Lipper rankings are based on total return and do not reflect sales charges.)
We will do our best to see that this success continues.
Cordially,
[/s/ William R. Grimsley]           [/s/ Gordon Crawford]
William R. Grimsley                 Gordon Crawford
Chairman of the Board               President
May 15, 1998
On January 2, 1998, Robert B. Egelston retired as chairman of the board of directors, a position he has held since the fund's inception in April 1990. The directors wish to thank him for his many contributions to the fund and, particularly, for being instrumental in guiding the fund during its formative years.

SMALLCAP World Fund
PORTFOLIO SUMMARY  March 31, 1998

Unaudited

Industry Diversification
Business & Public Services                                                           15.7%
Broadcasting & Publishing                                                            10.3%
Merchandising                                                                         6.3%
Health & Personal Care                                                                6.1%
Leisure & Tourism                                                                     4.5%
Other Industries                                                                     49.8%
Cash & Equivalents                                                                    7.3%

                                                                                            Percentage
                                                                                  Percent price change
                                                                                       of  for the six
                                                                                      Net months ended
                                                                                   Assets      3/31/98
Largest Equity Holdings
Cablevision Systems                                                                  1.25%     +109.6%
Mobile Telecommunication Technologies                                                 .82        +38.2
OM Gruppen                                                                            .81        +56.8
ISS-International Service System                                                      .80        +49.0
CBT Group                                                                             .78        +29.0
Fletcher Challenge Energy                                                             .73        -23.9
PMC-Sierra                                                                            .67        +49.0
NTL                                                                                   .65        +64.0
Westwood One                                                                          .63         -2.4
HNC Software                                                                          .63         -5.3


                                                                                                            Percent
                                                                                Shares or       Market           of
EQUITY SECURITIES                                                               Principal        Value          Net
(common and preferred stocks and convertible debentures)                           Amount        (000)       Assets

Business & Public Services - 15.71%
ISS-International Service System A/S, Class B (Denmark) /1/                      1,605,241      $76,658        .80%
CBT Group PLC (American Depositary Receipts) (Ireland) /1/                       1,450,000       75,037          .78
Primark Corp. (USA) /1, 2/                                                       1,350,000       57,713          .60
ABR Information Services, Inc. (USA)  /1, 2/                                     1,780,000       50,063          .52
Corporate Services Group PLC (United Kingdom) /2, 3/                             9,060,398       36,362
Corporate Services Group PLC /2/                                                 1,600,000        6,421          .45
MSC Industrial Direct Co., Inc.,  Class A (USA) /1/                                760,500       41,210          .43
Snyder Communications, Inc. (USA) /1/                                              775,200       36,338          .38
Vanstar Corp. (USA) /1, 2/                                                       2,300,000       28,750
Vanstar Financing Trust, 6.75% convertible preferred /2,3/                         175,000        6,869          .37
Platinum Software Corp. (USA) /1/                                                1,475,000       34,294          .36
Protection One, Inc. (USA) /1/                                                   2,500,000       33,438          .35
Franklin Covey Co. (USA) /1,2/                                                   1,350,000       32,822          .34
Allied Waste Industries, Inc. (USA) /1/                                          1,256,700       31,378          .33
Enator AB (Sweden) /1/                                                           1,299,550       30,586          .32
Universal Health Services, Inc., Class B (USA) /1/                                 500,000       28,875          .30
Borg-Warner Security Corp. (USA) /1,2/                                           1,200,000       23,625          .25
Rental Service Corp. (USA) /1/                                                   1,000,000       23,250          .24
Banta Corp. (USA)                                                                  750,000       23,203          .24
Renaissance Worldwide Inc. (USA) /1/                                               835,800       22,932          .24
Black Box Corp. (USA) /1/                                                          614,000       22,641          .24
Vincam Group, Inc. (USA) /1,2/                                                     777,750       22,555          .24
Midas, Inc. (USA) /1/                                                            1,091,000       22,502          .23
Bally Total Fitness Holding Corp. (USA) /1/                                        710,500       22,381          .23
MemberWorks Inc. (USA) /1/                                                         733,000       21,898          .23
ChoicePoint Inc.  (USA) /1/                                                        400,000       21,775          .23
SITEL Corp (USA) /1/                                                             1,600,000       20,400          .21
Dr Solomon's Group PLC (American Depositary                                        635,000       20,082          .21
Receipts) (United Kingdom) /1/
G&K Services, Inc., Class A (USA)                                                  433,100       19,002          .20
Budget Group, Inc., Class A  (USA) /1/                                             500,000       18,750          .20
Pinkerton's, Inc. (USA) /1,2/                                                      810,000       18,681          .19
Concord EFS, Inc. (USA) /1/                                                        529,400       18,297          .19
CCC Information Services Group Inc. (USA) /1/                                      637,800       17,540          .18
Brunel International NV (Netherlands) /1/                                          590,000       17,539          .18
Rhon-Klinikum AG, preferred shares (Germany)                                       168,000       17,428          .18
Saskatchewan Wheat Pool, non-voting shares, Class B (Canada)                     1,125,000       17,130          .18
Cerner Corp. (USA) /1/                                                             775,000       16,614          .17
Pittston Brink's Group (USA)                                                       400,000       15,250          .16
Healthcare Recoveries, Inc. (USA) /1, 2/                                           650,000       15,112          .16
Administaff, Inc. (USA) /1/                                                        340,500       14,663          .15
CKS Group, Inc. (USA) /1/                                                          729,400       13,722          .14
APAC TeleServices, Inc. (USA) /1/                                                1,032,900       13,363          .14
Sapient Corp. (USA) /1/                                                            278,000       13,170          .14
SCB Computer Technology, Inc. (USA) /1,2/                                          562,350       12,934          .13
Lernout & Hauspie Speech Products NV (Belgium) /1/                                 142,000       12,407          .13
Precision Response Corp. (USA) /1,2/                                             1,346,700       12,289          .13
National Surgery Centers, Inc. (USA) /1/                                           454,500       11,618          .12
Strategic Distribution, Inc. (USA) /1,2/                                         1,890,000       11,340          .12
American Disposal Services, Inc. (USA) /1/                                         300,000       11,325          .12
Medicis Pharmaceutical Corp., Class A (USA) /1/                                    250,000       10,906          .11
Superior Consultant Holdings Corp. (USA) /1/                                       300,000       10,762          .11
Lorien PLC (United Kingdom)                                                        819,663       10,417          .11
DeVry Inc. (USA) /1/                                                               300,000       10,256          .11
GTS Duratek, Inc. (USA) /1/                                                        811,100       10,139          .11
Australian Hospital Care Ltd. (Australia)                                        8,040,000        9,952          .10
Prosolvia AB, Class B (Sweden) /3/                                                 210,100        9,588          .10
APCOA Parking AG (Germany) /2/                                                     120,800        9,529          .10
HealthPlan Services Corp. (USA)                                                    350,000        9,209          .10
More Group PLC (United Kingdom)                                                    475,000        9,198          .10
Flughafen Wien AG (Austria)                                                        200,000        9,029          .09
Photobition Group PLC (United Kingdom) /3/                                       1,799,670        8,878          .09
Data Processing Resources Corp., 5.25% convertible debentures 2005 (USA) /3/    $7,600,000        8,246          .09
NCO Group, Inc. (USA) /1/                                                          325,000        8,125          .08
JLK Direct Distribution Inc., Class A (USA) /1/                                    211,300        8,069          .08
Coinmach Laundry Corp., Class A (USA) /1/                                          369,500        7,806          .08
PSS World Medical, Inc. (formerly Physician Sales & Service, Inc.) (USA) /1/       325,700        7,654          .08
Advanced Health Corp. (USA) /1,2/                                                  590,000        7,559          .08
Iron Mountain Inc. (USA) /1/                                                       201,000        7,538          .08
PRT Corp. of America (USA) /1,3/                                                   761,960        7,477          .08
American Management Systems, Inc. (USA) /1/                                        270,000        7,425          .08
Pricer AB, Class B (Sweden)                                                        788,750        7,386          .08
TeleTech Holdings, Inc. (USA) /1/                                                  500,000        7,250          .08
InaCom Corp. (USA) /1/                                                             250,000        6,906          .07
CompuCom Systems, Inc. (USA) /1/                                                   800,000        6,600          .07
Rural/Metro Corp. (USA) /1/                                                        200,000        6,575          .07
Freepages Group PLC (United Kingdom)                                            11,250,000        6,490          .07
Filofax Group PLC (United Kingdom) /2/                                           1,956,000        6,378          .07
Lason, Inc. (USA) /1/                                                              167,900        6,338          .07
Four Media Co. (USA) /1,2/                                                         620,000        5,812          .06
Monro Muffler Brake, Inc. (USA) /1/                                                331,275        5,507          .06
Kanamoto Co., Ltd. (Japan)                                                       1,086,000        5,422          .06
American Healthcorp, Inc. (USA) /1,2/                                              522,000        5,089          .05
International Container Terminal Services, Inc., 1.75% convertible
 debentures 2004 (Philippines)                                                  $5,905,000        4,990          .05
Alternative Resources Corp. (USA) /1/                                              219,500        4,623          .05
Mastering Inc. (USA) /1/                                                           383,600        4,316          .05
MicroAge, Inc. (USA) /1/                                                           333,300        4,208          .04
Dialog Corp. PLC (United Kingdom) /3/                                            1,500,000        4,139          .04
IntelliQuest Information Group, Inc. (USA) /1/                                     360,500        4,101          .04
MDC Communications Corp., Class A (formerly MDC Corp.) (Canada) /1/                433,333        4,047          .04
Sylvan Learning Systems, Inc. (USA) /1/                                             79,900        3,765          .04
UroCor, Inc. (USA) /1/                                                             500,000        3,609          .04
Thomas Group, Inc. (USA) /1,2/                                                     388,500        3,497          .04
Bell & Howell Co. (USA) /1/                                                        125,000        3,430          .04
AmSurg Corp., Class B (USA) /1,2/                                                  309,972        2,790
AmSurg Corp., Class A /1,2/                                                         48,110          427          .03
Newalta Corp. (Canada)                                                             288,600        1,434          .01
Triple P NV (Netherlands) /1/                                                      167,500          408          .00

Broadcasting & Publishing - 10.26%
Cablevision Systems Corp., Class A (USA) /1/                                     1,820,000      119,665         1.25
NTL Inc. (United Kingdom - Incorporated in USA) /1/                              1,450,000       62,712          .65
Westwood One, Inc. (USA) /1/                                                     1,943,100       60,236          .63
United Video Satellite Group, Inc., Class A (USA) /1/                            1,225,000       52,063          .54
Scottish Media Group PLC (United Kingdom)                                        3,280,000       41,026          .43
BET Holdings, Inc., Class A (USA) /1/                                              662,100       40,471          .42
Antena 3 de Radio, SA (Global Depositary Receipts) (Spain) /1,2,3,4/                 1,500       39,207          .41
Adelphia Communications Corp., Class A (USA) /1/                                 1,271,000       37,653          .39
FLEXTECH PLC (United Kingdom) /1/                                                3,979,600       35,869          .37
Jones Intercable, Inc., Class A (USA) /1/                                        1,705,000       31,116          .33
CanWest Global Communications Corp. (Canada)                                     1,554,946       29,869          .31
Scandinavian Broadcasting System SA                                                887,900       29,301          .31
(Denmark - Incorporated in Luxembourg) /1,2/
Young Broadcasting Inc., Class A (USA) /1/                                         557,000       27,850          .29
United Television, Inc. (USA)                                                      250,000       27,094          .28
Emmis Broadcasting Corp., Class A (USA) /1/                                        476,100       25,114          .26
Century Communications Corp., Class A (USA) /1/                                  1,940,000       24,856          .26
Chrysalis Group PLC (United Kingdom) /2/                                         1,824,000       22,571          .24
Central European Media Enterprises Ltd., Class A
 (USA - Incorporated in Bermuda) /1/                                               755,000       21,989          .23
United International Holdings, Inc., Class A (USA) /1/                           1,295,000       21,691          .23
Ascent Entertainment Group, Inc.(USA) /1,2/                                      1,930,000       19,903          .21
Ackerley Group, Inc. (USA)                                                         968,900       19,802          .21
Tidnings AB Marieberg (Sweden)                                                     585,000       17,749          .19
Scholastic Corp. (USA) /1/                                                         408,800       17,272          .18
Shaw Communications Inc., Class B (Canada)                                       1,050,000       15,655          .16
CD Radio Inc. (USA) /1/                                                            600,000       13,125          .14
Data Broadcasting Corp. (USA) /1,2/                                              2,000,000       11,500          .12
Primedia Ltd., units (South Africa)                                              1,650,000       10,814          .11
Australian Provincial Newspapers Holdings Ltd. (Australia)                       5,402,537        9,870          .10
@Entertainment Inc. (USA) /1/                                                      635,000        9,049          .09
NRJ SA (France)                                                                     47,284        8,161          .09
Media General, Inc.,  Class A (USA)                                                139,500        6,862          .07
Matav-Cable Systems Media Ltd. (American                                           320,000        6,720          .07
Depositary Receipts) (Israel)
American Radio Systems Corp., Class A (USA) /1/                                     96,600        6,128          .06
Grupo Radio Centro, SA de CV (American Depositary                                  420,000        5,959          .06
Receipts) (Mexico)
TCI Music, Inc., Series A (USA) /1/                                                742,500        5,824          .06
Story First Communications, convertible preferred, Class B (Russia) /1,3,4/          4,022        5,751          .06
Prime Television Ltd. (Australia)                                                2,192,227        5,572          .06
Aamulehti Corp. Ltd. (Finland)                                                     126,400        5,182          .05
HIT Entertainment PLC (United Kingdom) /3/                                         700,000        4,565          .05
Schibsted ASA (Norway)                                                             252,800        4,470          .05
Nasionale Pers Beperk (South Africa)                                               534,900        4,409          .05
Rural Press Ltd. (Australia)                                                     1,309,840        4,162          .04
Investec - Consultoria Internacional, SA (Portugal)                                 99,000        3,997          .04
Modern Times Group MTG AB, Class  B  (American Depositary Receipts) (Sweden)        69,200        3,165          .03
Southern Star Group Ltd. (Australia)                                             2,870,000        3,096          .03
ValueVision International, Inc., Class A (USA) /1/                                 734,900        2,434          .03
Dorling Kindersley Holdings PLC (United Kingdom)                                   261,900          990          .01
Pacific Media PLC (United Kingdom) /1/                                          66,249,124          775          .01

Merchandising - 6.28%
Zale Corp. (USA) /1,2/                                                           1,950,000       56,306          .59
Claire's Stores, Inc. (USA)                                                      1,900,000       43,581          .45
Gymboree Corp. (USA) /1,2/                                                       1,435,600       37,146          .39
Brylane Inc. (USA) /1/                                                             636,600       35,689          .37
Hanover Direct, Inc. (USA) /1/                                                   6,280,440       21,589
Hanover Direct, Inc. /1,3,4/                                                     3,700,000       11,447          .34
PETsMART, Inc. (USA) /1/                                                         3,000,000       32,063          .33
Fabri-Centers of America, Inc., Class A (USA) /1,2/                                525,000       16,341
Fabri-Centers of America, Inc., non-voting shares, Class B /1,2/                   525,000       14,044          .32
AnnTaylor, Inc. (USA) /1,2/                                                      1,535,900       25,246          .26
Michaels Stores, Inc. (USA) /1/                                                    674,700       25,217          .26
GrandVision SA (France)                                                            648,673       23,940          .25
DFS Furniture Co. PLC (United Kingdom)                                           3,392,700       19,686          .20
Garden Ridge Corp. (USA) /1/                                                       795,000       17,192          .18
Rent-Way, Inc. (USA) /1,2/                                                         655,000       15,556          .16
Williams-Sonoma, Inc. (USA) /1/                                                    125,000        7,234
Williams-Sonoma, Inc., 5.25% convertible debentures 2003 /3/                    $3,500,000        7,927          .16
Cost Plus, Inc. (USA) /1,2/                                                        450,000       14,302          .15
Bilia AB, Class A (Sweden)                                                       1,010,800       13,883          .14
Talbots, Inc. (USA)                                                                675,300       13,211          .14
Controladora Comercial Mexicana, SA de CV, units (Mexico)                       10,737,000       13,114          .14
Migros Turk TAS (Turkey)                                                        13,634,675       12,064          .13
Aldeasa SA (Spain)                                                                 338,579       11,984          .12
Hornbach Holding AG, preferred shares (Germany)                                    142,650       11,168          .12
Piercing Pagoda, Inc. (USA) /1,2/                                                  335,000       10,469          .11
Mobel Walther AG, non-voting, preferred shares (Germany)                           260,000        7,797
Mobel Walther AG                                                                    88,000        2,615          .11
Haverty Furniture Companies, Inc. (USA)                                            545,000       10,219          .11
Marks Bros. Jewelers, Inc. (USA) /1,2/                                             510,000       10,104          .11
Sunglass Hut International, Inc. (USA) /1/                                         800,000        8,400          .09
Hibbett Sporting Goods, Inc. (USA) /1/                                             300,000        8,325          .09
Dickson Concepts (International) Ltd.  (Hong                                     4,575,699        7,972          .08
Kong - Incorporated in Bermuda)
Chapters Inc. (Canada)                                                             305,200        6,852
Chapters Inc., warrants, expire 1998                                                19,000          427          .08
Sixt AG (Germany)                                                                   33,712        4,353
Sixt AG, non-voting, preferred shares /1/                                           12,256        1,358          .06
Homac Corp. (Japan)                                                                663,000        5,027          .05
Disco SA (American Depositary Receipts) (Argentina) /1/                            110,000        4,428          .05
Tandy Brands Accessories, Inc. (USA) /1/                                           221,625        4,225          .04
Liquidation World Inc. (Canada)                                                    186,000        3,979          .04
Cash Converters International Ltd., units (Australia) /2/                        9,417,563        2,520          .03
Homeplace Holding Inc., 7.00% convertible preferred (USA) /1,4/                     30,200        2,001          .02
PT Modern Photo Film Co. (Indonesia)                                             5,320,000        1,175          .01

Health & Personal Care - 6.12%
Orthodontic Centers of America, Inc. (USA) /1/                                   1,920,000       41,640          .43
Cytyc Corp. (USA) /1,2/                                                            933,700       23,343          .24
Vertex Pharmaceuticals Inc. (USA) /1/                                              730,000       23,314          .24
Scotia Holdings PLC (United Kingdom) /2/                                         5,062,200       22,432          .23
Pharmacyclics, Inc. (USA) /1,2,3/                                                  580,000       16,893
Pharmacyclics, Inc. /1,2/                                                          185,000        5,388          .23
Mentor Corp. (USA)                                                                 800,000       22,100          .23
Thermedics Inc. (USA) /1/                                                        1,200,000       21,375          .22
GelTex Pharmaceuticals, Inc. (USA) /1,2/                                           750,000       20,250          .21
Protein Design Labs, Inc. (USA) /1/                                                500,000       19,625          .20
Andrx Corp. (USA) /1,3,4/                                                          730,000       19,331          .20
Scios Nova Inc. (USA) /1/                                                        1,550,000       18,891          .20
Gilead Sciences, Inc. (USA) /1/                                                    500,000       18,000          .19
Acuson Corp. (USA) /1/                                                             950,000       17,219          .18
Cyberonics, Inc. (USA) /1,3/                                                       494,000       15,746          .16
Zonagen, Inc. (USA) /1,2/                                                          700,000       15,400          .16
SEQUUS Pharmaceuticals, Inc. (USA) /1/                                           1,330,832       14,057          .15
Gedeon Richter Ltd. (Global Depositary Receipts) (Hungary)                         110,000       12,032          .13
COR Therapeutics, Inc. (USA) /1/                                                   947,300       11,723          .12
Aviron (USA) /1/                                                                   500,000       11,562          .12
i-STAT Corp. (USA) /1,2/                                                           727,000        9,724
i-STAT Corp. /1,2,3/                                                               125,000        1,672          .12
Vical Inc. (USA) /1/                                                               700,000       11,025          .11
Chr. Hansen Holding A/S, Class B (Denmark)                                          80,000       10,543          .11
Nobel Biocare AB (Sweden)                                                          940,000       10,446          .11
Anesta Corp. (USA) /1,2/                                                           550,000       10,244          .11
Perkin-Elmer Corp., Class G, warrants, expire 2003 (formerly                       131,850        9,534
PerSeptive Biosystems, Inc.) (USA) /1/
Perkin-Elmer Corp. /1/                                                               5,419           26          .10
Martek Biosciences Corp. (USA) /1/                                                 600,000        9,113          .10
NeoPath, Inc. (USA) /1/                                                            640,500        8,807          .09
OrthoLogic Corp. (USA) /1/                                                       1,250,000        8,750          .09
Genelabs Technologies, Inc. (USA) /1,3/                                          2,085,000        8,340          .09
ImClone Systems Inc. (USA) /1/                                                   1,000,000        8,312          .09
Kos Pharmaceuticals, Inc. (USA) /1/                                                800,000        7,500          .08
Alkermes, Inc. (USA) /1/                                                           300,000        7,462          .08
Grupo Casa Autrey, SA de CV (American                                              500,000        7,375          .08
Depositary Receipts) (Mexico)
Digene Corp. (USA) /1,2/                                                           800,000        7,100          .07
Technical Chemicals and Products, Inc. (USA) /1,2/                                 600,000        6,375          .07
KeraVision, Inc. (USA) /1,2/                                                       795,000        6,360          .07
Intercardia, Inc. (USA) /1/                                                        300,000        6,112          .06
Creative BioMolecules, Inc. (USA) /1/                                              700,000        5,775          .06
Neose Technologies, Inc. (USA) /1/                                                 400,000        5,450          .06
Physio-Control International Corp. (USA) /1/                                       310,000        5,425          .06
Immune Response Corp. (USA) /1/                                                    500,000        4,906          .05
Gensia Sicor Inc.  (USA) /1/                                                       964,000        4,820          .05
Millennium Pharmaceuticals, Inc. (USA) /1/                                         250,000        4,656          .05
T Cell Sciences, Inc. (USA) /1,3/                                                  800,000        2,350
T Cell Sciences, Inc. /1/                                                          500,000        1,469
T Cell Sciences, Inc. /1,3,4/                                                      200,000          511          .05
Virbac SA (France)                                                                  47,300        4,234          .04
Cardiovascular Diagnostics, Inc. (USA) /1,2/                                       412,500        3,712          .04
CIMA LABS INC. (USA) /1,2/                                                         565,500        2,810          .03
NPS Pharmaceuticals, Inc. (USA) /1/                                                300,000        2,213          .02
SIBIA Neurosciences, Inc. (USA) /1/                                                410,000        2,153          .02
Ethical Holdings PLC (American Depositary                                          675,000        2,025          .02
Receipts)(United Kingdom) /1/
Neurocrine Biosciences, Inc. (USA) /1/                                             249,000        2,023          .02
InSite Vision Inc. (USA) /1/                                                       350,000        1,181
InSite Vision Inc. /1,3/                                                           200,000          675
InSite Vision Inc., warrants, expire 2001 /1,3,4/                                   50,000            6          .02
Alpha-Beta Technology, Inc. (USA) /1/                                              695,000        1,477          .02
ImmuLogic Pharmaceutical Corp. (USA) /1/                                           750,000        1,242          .01
Applied Imaging Corp. (USA) /1/                                                    335,000        1,047          .01
Vision-Sciences, Inc. (USA) /1/                                                    484,500          727          .01
Life Medical Sciences, Inc. (USA) /1/                                              295,000          498          .01

Leisure & Tourism - 4.52%
Imax Corp. (Canada) /1,2/                                                        1,558,000       44,208          .46
Florida Panthers Holdings, Inc., Class A (USA) /1/                               1,175,000       26,144
Florida Panthers Holdings, Inc., Class A  /1,3/                                    500,000       11,125          .39
Village Roadshow Ltd. (Australia)                                                8,201,596       21,367
Village Roadshow Ltd., 5.50% preferred shares, Class A                           5,722,143       11,817          .35
J D Wetherspoon PLC (United Kingdom)                                             5,204,935       29,941          .31
Cheesecake Factory Inc. (USA) /1,2/                                                837,000       27,883          .29
Rio Hotel & Casino, Inc. (USA) /1/                                               1,050,000       27,234          .28
Ticketmaster Group, Inc. (USA) /1/                                                 834,000       25,124          .26
Consolidated Products, Inc. (USA) /1,2/                                          1,250,000       24,063          .25
Vail Resorts, Inc. (USA) /1/                                                       800,000       23,400          .24
Four Seasons Hotels Inc. (Canada)                                                  599,307       20,659          .22
Alliance Communications Corp., non-voting shares,                                  738,000       13,786
Class B (Canada) /1,2/
Alliance Communications Corp., Class A /1,2/                                       322,700        5,971          .21
CINAR Films Inc., Class B (Canada) /1/                                             415,300       17,702          .19
Hoyts Cinemas Ltd., units (Australia)                                           10,280,430       17,692          .19
Spelling Entertainment Group Inc. (USA) /1/                                      1,500,000       13,500          .14
Penske Motorsports, Inc. (USA) /1/                                                 300,000        9,675          .10
Morton's Restaurant Group, Inc. (USA) /1,2/                                        415,000        9,571          .10
Championship Auto Racing Teams, Inc. (USA) /1/                                     466,000        8,621          .09
Gaumont SA (France)                                                                 94,835        6,402          .07
Lions Gate Entertainment Corp. (Canada)                                          2,075,000        5,558
Lions Gate Entertainment Corp., warrants, expire 4/30/98                           691,666                       .06
Capital Corp. PLC (United Kingdom)                                               2,900,000        5,431          .06
Mandarin Oriental Hotel Group Ltd. (Hong Kong)                                   6,540,217        5,232          .05
Silicon Gaming, Inc. (USA) /1,3,4/                                                 426,666        4,160          .04
Filmes Lusomundo, SA, preferred shares (Portugal)                                  292,500        4,151          .04
Norsk Lotteridrift ASA (Norway) /2/                                                965,000        3,729          .04
Mainframe Entertainment, Inc. (Canada)                                             506,500        3,124          .03
Harry Ramsden's PLC (United Kingdom)                                               495,115        2,525          .03
Beyond International Ltd. (Australia)                                            2,026,000        2,240          .02
Golden Harvest Entertainment (Holdings) Ltd. (Hong Kong) /1/                    10,400,000          805          .01

Electronic Components - 3.63%
PMC-Sierra, Inc. (USA) /1,2/                                                     1,700,000       64,600          .67
Micrel, Inc. (USA) /1,2/                                                         1,000,000       37,937          .39
Level One Communications, Inc. (USA) /1/                                         1,200,000       28,200          .29
Littelfuse, Inc. (USA) /1/                                                         800,000       20,800          .22
Pioneer-Standard Electronics, Inc. (USA) /2/                                     1,660,000       20,335          .21
Alliance Semiconductor Corp. (USA) /1,2/                                         2,545,000       19,087          .20
NatSteel Electronics Ltd. (Singapore)                                            8,680,000       16,882          .18
Stoneridge, Inc. (USA) /1/                                                         806,400       16,128          .17
Rogers Corp. (USA) /1/                                                             370,000       15,355          .16
Flextronics International Ltd. (USA-Incorporated in Singapore) /1,2/               325,000       14,036          .15
Cymer, Inc. (USA) /1/                                                              600,000       12,112          .13
Wus Printed Circuit Co., Ltd. (Taiwan)                                           3,120,000       10,226          .11
Lite-On Technology Corp. (Taiwan) /1/                                            4,518,000        9,504          .10
ITI Technologies, Inc. (USA) /1/                                                   342,600        8,908          .09
Komag, Inc. (USA) /1/                                                              600,000        8,700          .09
Read-Rite Corp. (USA) /1/                                                          600,000        8,288          .09
ANADIGICS, Inc. (USA) /1/                                                          600,000        7,837          .08
Elcoteq Network Corp., Class A (Finland)                                           573,000        6,894          .07
Accton Technology Corp. (Global Depositary Receipts) (Taiwan) /1/                1,274,900        6,884          .07
S3 Inc. (USA) /1/                                                                  844,000        5,961          .06
QPL International Holdings Ltd. (Hong Kong-Incorporated in Bermuda)             11,010,000        5,471          .06
Sanmina Corp. (USA) /1/                                                             51,000        3,567          .04
First Pacific Networks, Inc. (USA) /1/                                             850,000            4
First Pacific Networks, Inc., warrants, expire 2000 /1,4/                          250,000
First Pacific Networks, Inc., convertible preferred,                                 1,000                       .00
Series H  /1,3,4/

Energy Sources - 3.49%
Fletcher Challenge Energy (New Zealand)                                         20,245,075       69,647          .73
Ranger Oil Ltd. (Canada) /1,2/                                                   7,018,915       45,623          .48
Oil Search Ltd.  (Australia)                                                    13,740,000       24,282
Oil Search Ltd. /3/                                                              2,300,000        4,065          .30
Hardy Oil & Gas PLC (United Kingdom)                                             6,037,900       27,766          .29
QCT Resources Ltd. (Australia)                                                  27,043,028       22,017          .23
Premier Oil PLC (United Kingdom)                                                32,861,684       21,442          .22
Forcenergy Inc (USA) /1/                                                           776,300       20,572          .21
Ramco Energy PLC (United Kingdom) /2/                                            1,597,000       18,426          .19
Encal Energy Ltd. (Canada)                                                       4,335,000       15,890          .17
Cabre Exploration Ltd. (Canada) /1,2/                                              993,400       11,064          .12
Paramount Resources Ltd. (Canada)                                                  826,300        7,747          .08
Blue Range Resource Corp., Class A (Canada) /1/                                  1,300,000        7,377          .08
Novus Petroleum Ltd. (Australia)                                                 2,855,082        6,992          .07
Louis Dreyfus Natural Gas Corp. (USA) /1/                                          360,000        6,570          .07
Abacan Resource Corp. (Canada) /1/                                               3,709,400        5,387          .06
Arcon International Resources PLC (Ireland)                                     11,798,000        4,932          .05
Pentex Energy PLC (United Kingdom)                                              16,548,571        3,597          .04
Aminex PLC (Ireland) /2,3/                                                       3,250,000        3,369          .03
Rubis & Cie (France)                                                               107,000        2,969          .03
Black Sea Energy Ltd. (Canada)                                                   1,950,000        1,856          .02
Cultus Petroleum NL (Australia)  /3/                                               580,000          814
Cultus Petroleum NL                                                                210,000          295          .01
Chauvco Resources Ltd.  (Canada) /2/                                             3,061,300          604          .01
Anzoil NL (Australia) /1,2/                                                      2,730,000          398          .00
Providence Resources PLC (Ireland)                                               9,895,500          369          .00

Banking - 2.97%
Keystone Financial, Inc. (USA)                                                     787,500       32,287          .34
Citizens Banking Corp. (USA)                                                       700,000       24,981          .26
FirstMerit Corp. (USA)                                                             680,000       22,823          .24
Provident Bankshares Corp. (USA)                                                   567,000       20,058          .21
UST Inc. (USA)                                                                     700,000       19,862          .21
Yapi ve Kredi Bankasi AS (Turkey)                                              552,522,220       19,100          .20
Fulton Financial Corp. (USA)                                                       547,540       17,932          .19
Banco de Galicia y Buenos Aires SA, Class B
(American Depositary Receipts)
 (Argentina)                                                                       652,982       15,998          .17
Bank Handlowy w Warszawie SA (Global Depositary Receipts) (Poland) /1/             950,000       15,912          .16
AMCORE Financial, Inc. (USA)                                                       524,400       14,159          .15
Commerce Bancorp, Inc. (USA)                                                       244,550       13,466          .14
Carolina First Corp. (USA)                                                         528,400       13,408          .14
Washington Federal Savings and Loan Assn. (USA)                                    471,072       13,072          .13
Imperial Bancorp (USA) /1/                                                         300,000        9,675          .10
First Midwest Bancorp, Inc. (USA)                                                  200,000        8,700          .09
Bank United, Class A  (USA) /1/                                                    620,000        8,680          .09
Dah Sing Financial Holdings Ltd. (Hong Kong)                                     2,170,000        5,713          .06
International Bank of Asia Ltd. (Hong Kong)                                     16,495,285        5,429          .05
Sterling Financial Corp. (USA) /1/                                                 138,000        3,588          .04

Chemicals - 2.74%
Valspar Corp. (USA)                                                              1,281,000       50,279          .52
OM Group, Inc. (USA)                                                             1,050,000       44,231          .46
Airgas, Inc. (USA) /1/                                                           2,185,900       37,707          .39
Cambrex Corp. (USA) /2/                                                            700,000       35,262          .37
Kalon Group PLC (United Kingdom)                                                 9,030,000       27,935          .29
McWhorter Technologies, Inc. (USA) /1,2/                                           706,000       17,871          .19
Mycogen Corp. (USA) /1/                                                            900,000       16,369          .17
Georgia Gulf Corp. (USA)                                                           450,300       12,214          .13
Gurit-Heberlein AG (Switzerland)                                                     3,000       10,357          .11
Landec Corp. (USA) /1,2/                                                           690,000        5,347          .06
NuCo2 Inc. (USA) /1/                                                               330,000        4,373          .05
Epicore Networks Inc. (Canada) /2/                                               1,405,000          446          .00

Electronic Instruments - 2.55%
Plantronics, Inc. (USA) /1,2/                                                      951,500       38,952          .41
Etec Systems, Inc. (USA) /1/                                                       660,000       38,940          .40
Tokyo Seimitsu Co., Ltd. (Japan)                                                   894,000       22,686          .24
LoJack Corp. (USA) /1,2/                                                         1,347,000       19,363          .20
ThermoQuest Corp. (USA) /1/                                                      1,010,000       18,180          .19
Trimble Navigation Ltd. (USA) /1/                                                1,000,000       17,812          .18
Disco Corp. (Japan)                                                                709,000       17,033          .18
Milltronics Ltd. - Milltronics Ltee (Canada) /2/                                   900,000       10,849          .11
ASM Pacific Technology Ltd. (Hong Kong)                                         13,969,000       10,276          .11
Horiba, Ltd. (Japan)                                                               890,000        9,622          .10
Vivid Technologies, Inc. (USA) /1,2/                                               600,000        9,000          .09
ANTEC Corp. (USA) /1/                                                              570,000        8,550          .09
Lumonics Inc. (Canada) /1/                                                         460,000        7,458          .08
CIDCO Inc. (USA) /1,2/                                                             783,000        7,390          .08
Harmonic Lightwaves, Inc. (USA) /1/                                                300,000        4,837          .05
Micronic Laser Systems AB (Sweden) /3,4/                                           400,000        1,898          .02
Voice Control Systems, Inc. (USA) /1/                                              247,000        1,729          .02

Industrial Components - 2.21%
Federal-Mogul Corp. (USA)                                                          945,000       50,262          .53
Superior TeleCom Inc. (USA)                                                        750,000       31,313          .33
Senior Engineering Group PLC (United Kingdom)                                   10,100,000       31,245          .33
BREED Technologies, Inc. (USA)                                                   1,000,000       23,313          .24
Tower Automotive, Inc. (USA) /1/                                                   402,700       18,121          .19
BTI Capital Trust, 6.50% convertible preferred (USA) /3/                           250,000       13,625          .14
Material Sciences Corp. (USA) /1,2/                                              1,000,000       10,938          .11
Applied Industrial Technologies, Inc.(USA)                                         300,000        8,081          .08
Hayes Lemmerz International, Inc. (USA) /1/                                        210,000        6,930          .07
Koito Manufacturing Co., Ltd. (Japan)                                            1,670,000        6,896          .07
Kolbenschmidt AG (Germany)                                                         178,500        4,620          .05
Innovative International (Holdings) Ltd. (Hong Kong)                            18,807,104        4,029
Innovative International (Holdings) Ltd., warrants, expire 1999 /1/              1,836,170           22          .04
Standard Products Co. (USA)                                                         75,000        2,470          .03

Data Processing & Reproduction - 1.99%
HNC Software Inc. (USA) /1,2/                                                    1,595,000       60,012          .63
Rambus Inc. (USA) /1/                                                              500,000       21,875          .23
Edify Corp. (USA) /1,2/                                                          1,055,000       21,298          .22
Datacraft Asia Ltd (Singapore)                                                   4,489,000       14,544          .15
Indus Group, Inc. (USA) /1/                                                      1,235,000       12,659          .13
PictureTel Corp. (USA) /1/                                                       1,500,000       10,125          .10
Primax Electronics Ltd. (Taiwan)                                                 3,100,000        9,546          .10
Mercury Computer Systems, Inc. (USA) /1/                                           490,000        8,452          .09
ARIS Corp. (USA) /1/                                                               281,000        8,360          .09
Prokom Software SA (Global Depositary Receipts) (Poland) /1/                       367,000        6,790          .07
Eidos PLC (United Kingdom)                                                         360,000        6,381          .07
Mentor Graphics Corp. (USA) /1/                                                    450,000        4,416          .05
Macromedia, Inc. (USA) /1/                                                         230,000        3,421          .03
Larscom Inc., Class A (USA) /1/                                                    350,000        2,898          .03
SoftQuad International Inc. (Canada) /1/                                           145,000           72          .00

Food & Household Products - 1.94%
Metro-Richelieu Inc., Class A (Canada)                                           3,190,000       37,778          .39
Geest PLC (United Kingdom)                                                       2,250,000       18,699          .20
Smithfield Foods, Inc. (USA) /1/                                                   500,000       17,250          .18
Nutreco Holding NV (Netherlands)                                                   520,000       17,203          .18
Grupo Industrial Maseca, SA de CV, Class B                                       1,272,500       14,634          .15
(American Depositary Receipts) (Mexico)
Devro International PLC (United Kingdom)                                         1,700,000       14,413          .15
Tingyi (Cayman Islands) Holding Corp. (China - Incorporated in the
 Cayman Islands)                                                                65,600,000        7,789
Tingyi (Cayman Islands) Holding Corp., 1.625%                                   $8,000,000        5,920          .14
convertible debentures 2002
Fyffes PLC (Ireland)                                                             4,600,000       11,421          .12
Celestial Seasonings, Inc. (USA) /1,2/                                             260,000       10,660          .11
Fresh Del Monte Produce Inc. (USA) /1/                                             604,600        9,296          .10
Karlshamns AB (Sweden)                                                             616,000        8,768          .09
Ben & Jerry's Homemade, Inc., Class A (USA) /1/                                    400,000        7,250          .08
Sadia Concordia SAIC, preferred shares (Brazil)                                  6,800,000        5,024          .05

Machinery & Engineering - 1.89%
KCI Konecranes International Corp. (Finland) /2/                                   911,700       41,923          .44
Svedala Industri AB (Sweden)                                                     1,418,000       28,505          .30
Thermo Fibertek Inc. (USA) /1/                                                   1,600,000       20,000
Thermo Fibertek Inc., 4.50% convertible debentures 2004  /3/                    $4,000,000        4,360          .25
Crompton & Knowles Corp. (USA)                                                     678,400       19,631          .21
SIG Swiss Industrial Co. Holding Ltd.  (Switzerland)                                 5,900       18,359          .19
Hussmann International, Inc. (USA)                                                 912,500       17,109          .18
Powerscreen International PLC (United Kingdom)                                   4,000,000       15,451          .16
Thermo Power Corp. (USA) /1,2/                                                     620,000        7,053          .07
Miura Co., Ltd. (Japan)                                                            500,000        4,918          .05
UMW Holdings Bhd. (Malaysia)                                                     3,166,000        3,427          .04

Telecommunications - 1.81%
Mobile Telecommunication Technologies Corp. (USA) /1,2/                          3,525,000       78,872          .82
COLT Telecom Group PLC (United Kingdom)                                          2,318,200       54,833          .57
Globalstar Telecommunications Ltd. (USA) /1/                                       200,000       12,675          .13
Nera ASA (Norway) /2/                                                            3,287,500       11,971          .12
Global TeleSystems Group, Inc. (USA) /1/                                           175,000        8,181          .09
Cellular Communications, Inc., 6.00% convertible debentures 2005 (USA) /3/      $5,000,000        6,350          .07
Pilipino Telephone Corp. (Philippines) /1/                                       3,125,000          530          .01

Transportation: Shipping - 1.71%
ICB Shipping AB, Class B (Sweden)                                                1,969,000       20,897          .22
Stolt-Nielsen SA, Class B (American                                              1,040,000       20,670          .22
Depositary Receipts) (Multinational)
The Great Eastern Shipping Co. Ltd. (India)                                     12,622,500       12,565
The Great Eastern Shipping Co. Ltd. (Global Depositary Receipts)                   325,500        2,157          .15
Bona Shipholding Ltd. (Norway)                                                   1,370,000       14,357          .15
Ugland International Holdings PLC (United Kingdom) /2/                           7,342,000       13,505          .14
N & T Argonaut AB, Class B  (formerly Nordstrom                                  7,703,790       13,274          .14
& Thulin AB)(Sweden)
Nordic American Tanker Shipping Ltd.(Bermuda)  /2/                                 762,000       12,192          .13
MIF Ltd. (Greece) /2/                                                              668,202       10,503          .11
Odfjell ASA, Class B (formerly Skibsaksjeselskapet Storli) (Norway)                445,000        6,470
Odfjell ASA, Class A                                                               214,320        3,116          .10
Benor Tankers Ltd. (Norway)  /2/                                                 1,240,000        6,660          .07
Knightsbridge Tankers Ltd. (Bermuda)                                               212,500        6,056          .06
Orient Overseas (International) Ltd.                                            13,900,000        5,651          .06
(Hong Kong - Incorporated in Bermuda)
London & Overseas Freighters Ltd. (Bermuda) /2/                                  4,833,000        4,445          .05
Wah Kwong Shipping Holdings Ltd. (Hong Kong)                                     5,713,000        3,871          .04
Mosvold Shipping Ltd (Norway)                                                    2,580,000        3,380          .03
IMC Holdings Ltd. (Hong Kong)                                                    8,198,000        1,883          .02
Waterfront Shipping ASA (Norway) /1/                                             3,411,000        1,787          .02

Real Estate - 1.59%
Unibail (France)                                                                   459,000       57,454          .60
Cadiz Land Co., Inc. (USA) /1,2/                                                 1,850,000       22,085
Cadiz Land Co., Inc. /1,2,3/                                                       250,000        2,984          .26
Castellum AB  (Sweden) /1/                                                       2,375,000       24,761          .26
TBI PLC (United Kingdom)                                                         9,718,400       15,601          .16
Newhall Land and Farming Co. (USA)                                                 463,600       14,835          .16
Diligentia AB (Sweden)                                                             800,000        7,791          .08
Wiggins Group PLC (United Kingdom)                                              30,868,000        7,162          .07

Financial Services - 1.54%
OM Gruppen AB (Sweden) /2/                                                       4,329,300       77,299          .81
CB Commercial Real Estate Services Group, Inc. (USA) /1,2/                       1,042,800       41,712          .43
MoneyGram Payment Systems, Inc. (USA) /1,2/                                        878,600       13,289          .14
Insignia Financial Group, Inc., Class A (USA) /1/                                  300,000        7,500          .08
Medallion Financial Corp. (USA)                                                    275,000        7,459          .08

Insurance - 1.51%
Independent Insurance Group PLC (United Kingdom)                                 1,630,000       46,201          .48
HCC Insurance Holdings, Inc. (USA)                                               1,248,100       28,706          .30
Mutual Risk Management Ltd. (USA-Incorporated in Bermuda)                          800,000       27,100          .28
Harleysville Group Inc. (USA)                                                      750,000       19,500          .20
Selective Insurance Group, Inc. (USA)                                              390,000       10,481          .11
Cia. Assicuratrice Unipol SpA (Italy)                                            2,220,000        7,771          .08
HIH Winterthur International Holdings Ltd. (Australia)                           1,884,859        3,718          .04
Liberty Corp. (USA)                                                                 31,026        1,582          .02

Miscellaneous Materials & Commodities - 1.47%
DEKALB Genetics Corp., Class B (USA)                                               750,000       50,156          .52
Intertape Polymer Group Inc. (Canada) /2/                                        1,500,000       34,688          .36
Hoganas AB, Class B (Sweden)                                                       500,000       17,792          .19
Carbide/Graphite Group, Inc. (USA) /1,2/                                           511,800       15,354          .16
Sinocan Holdings Ltd. (Hong Kong - Incorporated in Bermuda)                     36,608,000        6,567          .07
Ashton Mining Ltd. (Australia - Incorporated in Bermuda)                         7,600,000        6,288          .07
Arisawa Manufacturing Co. (Japan)                                                  622,000        5,977          .06
PT PP London Sumatra Indonesia (Indonesia)                                       6,486,400        2,055          .02
PT Mulia Industrindo (Indonesia)                                                15,060,000        1,401          .01
New Indigo Resources Inc. (Canada)                                                 600,000        1,058          .01

Beverages & Tobacco - 1.32%
Oy Hartwall AB, Class A (Finland)                                                  270,000       31,761          .33
Beringer Wine Estates Holdings, Inc., Class B (USA) /1/                            600,000       30,975          .32
Robert Mondavi Corp., Class A (USA) /1/                                            500,000       20,625          .22
Corporate Investments Ltd. (New Zealand) /2/                                    27,900,000       14,174          .15
Guinness Anchor Bhd. (Malaysia)                                                  4,830,000        7,962          .08
Pepsi-Gemex, SA de CV (Global Depositary Receipts) (Mexico)                        497,400        6,311
Pepsi-Gemex, SA de CV                                                              600,000        1,261          .08
Quilmes Industrial SA, preferred shares
 (American Depositary Receipts) Argentina)                                         600,000        6,862          .07
AL-Ahram Beverages Co. (Global Depositary Receipts) (Egypt)                        120,000        3,702          .04
San Miguel Brewery Hong Kong Ltd. (Hong Kong)                                   11,600,000        2,036          .02
Pete's Brewing Co. (USA) /1/                                                       255,400        1,069          .01

Energy Equipment - 1.23%
Smedvig ASA, Class A (Norway)                                                    1,340,000       28,084
Smedvig ASA, non-voting shares, Class B                                            662,500       13,277          .43
Camco International, Inc. (USA)                                                    623,100       37,698          .39
Shaw Industries Ltd., Class A (Canada)                                             595,000       20,615          .22
Petroleum Geo-Services ASA (American Depositary                                    314,500       18,673          .19
Receipts) (Norway) /1/

Recreation & Other Consumer Products - 1.13%
WMS Industries Inc. (USA) /1/                                                      925,000       28,964          .30
ACTIVISION, Inc. (USA) /1,2/                                                       645,000        6,934
ACTIVISION, Inc. /1,2,3/                                                           570,000        6,127          .14
Movado Group, Inc. (USA)                                                           440,000       12,705          .13
Acclaim Entertainment, Inc. (USA) /1/                                            1,860,000       12,322          .13
Infogrames Entertainment (France)                                                  255,000       10,028
Infogrames Entertainment, 2.00% convertible debentures 2002                         $9,000        1,875          .12
Midway Games Inc. (USA) /1/                                                        485,500       11,136          .12
Galoob Toys, Inc. (USA) /1/                                                        850,000        8,447          .09
Safety 1st, Inc. (USA) /1,2/                                                       400,000        3,350          .03
China - Hongkong Photo Products Holdings Ltd.
 (Hong Kong - Incorporated in Bermuda)                                          12,060,000        2,677          .03
Yue Yuen Industrial (Holdings) Ltd. (Hong Kong-Incorporated in Bermuda)          1,092,240        2,129          .02
Crystal Dynamics, Inc., convertible preferred,                                     533,334        2,000          .02
Series D (USA) /1,3,4/

Electrical & Electronics - 1.04%
Digital Microwave Corp. (USA) /1/                                                1,900,000       28,025          .29
Tandberg Television AS (Norway)                                                  1,061,500       15,017          .16
Elsag Bailey Process Automation NV (Netherlands) /1/                               730,000       13,961          .15
Johnson Electric Holdings Ltd. (Hong Kong -                                      2,544,000       10,868          .11
Incorporated in Bermuda)
Astec (BSR) PLC (United Kingdom)                                                 5,500,000       10,853          .11
ERG Ltd. (Australia)                                                             9,014,840        7,518          .08
Munters AB (Sweden) /1/                                                            600,000        6,218          .06
Gilat Satellite Networks Ltd. (Israel) /1/                                         100,000        3,650          .04
Celeritek, Inc. (USA) /1/                                                          158,000        1,787          .02
Powerwave Technologies, Inc. (USA) /1/                                             120,000        1,590          .02

Textiles & Apparel - 0.98%
St. John Knits, Inc. (USA)                                                         435,000       20,554          .22
Wolford Group (Austria) /2/                                                        324,000       20,295          .21
Hartmarx Corp. (USA) /1,2/                                                       1,787,900       14,862          .16
Esprit Asia Holdings Ltd. (Hong Kong)                                           37,496,000       13,671          .14
Culp, Inc. (USA)                                                                   575,000       11,788          .12
Saha-Union Corp. Ltd. (Thailand)                                                 8,950,000        8,676          .09
PT Indo-Rama Synthetics (Indonesia)                                              7,952,700        2,635          .03
Gargoyles, Inc. (USA) /1/                                                          348,000        1,240          .01

Transportation: Rail & Road - 0.83%
Swift Transportation Co., Inc. (USA) /1/                                         1,425,000       34,200          .36
Werner Enterprises, Inc. (USA)                                                     800,000       20,400          .21
Tranz Rail Holdings Ltd.(American Depositary                                     1,051,200       11,169          .12
Receipts) (New Zealand)
M.S. Carriers, Inc. (USA) /1/                                                      262,700        8,899          .09
Simon Transportation Services Inc., Class A (USA) /1/                              300,000        4,631          .05

Wholesale & International Trade - 0.70%
Brightpoint, Inc. (USA) /1,2/                                                    2,732,500       46,965          .49
Daewoo Corp. (South Korea)                                                       1,400,000        5,412
Daewoo Corp., 0.50% convertible debentures 2007                                 $5,000,000        3,975          .10
Lazare Kaplan International Inc. (USA) /1,2/                                       550,000        6,016          .06
Kamei Corp. (Japan)                                                                693,000        4,807          .05

Metals: Nonferrous - 0.68%
Kaiser Aluminum Corp. (USA) /1/                                                  1,850,000       18,615          .19
Century Aluminum Co. (USA)                                                         955,000       14,325          .15
ERAMET (France)  /3/                                                               226,910        9,106
ERAMET                                                                              61,802        2,480          .12
Gencor Ltd. (South Africa)                                                       4,000,000        8,183          .08
Capral Aluminium Ltd. (Australia)                                                2,966,508        6,480          .07
QNI Ltd. (Australia)                                                             9,011,900        5,607          .06
International Precious Metals Corp. (Canada) /1,2/                               1,155,000          650          .01

Building Materials & Components - 0.57%
Puerto Rican Cement Co., Inc. (USA) /2/                                            371,000       18,944          .20
Futuris Corp. Ltd. (Australia)                                                  10,553,316       12,643          .13
Radex-Heraklith Industriebeteiligungs AG (Austria)                                 225,000        9,484          .10
Apasco, SA de CV (Mexico)                                                        1,322,620        8,015          .08
Cia. Cimento Portland Itau, preferred shares (Brazil)                           23,200,000        5,469          .06

Utilities: Electric & Gas - 0.55%
Australian Gas Light Co. (Australia)                                             3,895,920       31,589          .33
Energen Corp. (USA)                                                                587,400       12,923          .14
Cia. de Eletricidade do Estado da Bahia-COELBA (Brazil)                         92,000,000        5,826          .06
Capex SA, Class A (Global Depositary Receipts)(Argentina)                          193,785        2,156          .02

Appliances & Household Durables - 0.52%
Pittway Corp., Class A (USA)                                                       458,000       32,976          .34
Gemstar International Group Ltd. (USA) /1/                                         571,000       17,130          .18

Construction & Housing - 0.49%
Societe Generale (France)                                                          815,000       28,922          .30
Palm Harbor Homes, Inc. (USA) /1/                                                  483,281       17,821          .19

Multi-Industry - 0.44%
Corporacion Financiera Alba, SA (Spain)                                            178,449       24,220          .25
Industriforvaltnings AB Kinnevik, Class B  (Sweden)                                346,000        8,057          .09
Aboitiz Equity Ventures (Philippines)                                           86,063,940        4,967          .05
SA D'Ieteren NV (Belgium)                                                            8,200        2,664          .03
Guinness Peat Group PLC (United Kingdom)                                         3,990,461        2,226          .02

Forest Products & Paper - 0.38%
Caraustar Industries, Inc. (USA)                                                   810,000       26,730          .28
Deltic Timber Corp. (USA)                                                          334,857       10,025          .10

Transportation: Airlines - 0.35%
America West Holdings Corp., Class B (USA) /1/                                     600,000       15,375          .16
Eagle USA Airfreight, Inc. (USA) /1/                                               500,000       13,500          .14
Philippine Airlines Inc. (Philippines) /4/                                      64,494,643        4,269          .04
PR Holdings, Inc., subscription rights (Philippines) /1,3,4 /                    1,730,000          759          .01

Equity Common Trusts - 0.32%
Atle AB, Class A (Sweden)                                                        1,590,000       30,573          .32

Aerospace & Military Technology - 0.17%
Alvis PLC (United Kingdom) /2/                                                   4,831,250       11,957          .12
Orbital Sciences Corp., 5.00% convertible debentures 2002  (USA) /3/            $2,500,000        4,350          .05

Metals: Steel - 0.09%
Tubos de Acero de Mexico, SA  (American                                            335,547        6,271          .07
Depositary Receipts) (Mexico) /1/
Ispat Industries Ltd., 3.00% convertible debentures                             $4,700,000        2,209          .02
2001 (India)

Gold Mines - 0.09%
Ashanti Goldfields Co. Ltd. (Ghana)                                                400,000        3,720          .04
Avocet Mining PLC (United Kingdom) /2,3/                                         1,500,000        1,379
Avocet Mining PLC /2/                                                              600,000          552          .02
Philippine Gold PLC (Philippines) /2/                                            4,953,700        1,657          .02
Navan Resources PLC (Ireland)                                                      850,000          910          .01

Automobiles - 0.06%
Mahindra & Mahindra Ltd. (India)                                                   550,000        3,761
Mahindra & Mahindra Ltd. (Global Depositary Receipts)                              250,000        2,094          .06

Miscellaneous - 4.79%
Other equity securities in initial period of acquisition                                        459,258         4.79
                                                                                           ----------- ------------
TOTAL EQUITY SECURITIES (cost: $7,159,076,000)                                                8,881,003        92.66
                                                                                           ----------- ------------

                                                                                Principal       Market      Percent
                                                                                   Amount        Value      of Net
SHORT-TERM SECURITIES                                                               (000)        (000)       Assets

Corporate Short-Term Notes - 7.21%
Abbey National North America 5.425%-5.43% due 4/16-5/6/98                          $57,500      $57,269        .60%
Lloyds Bank PLC 5.41%-5.48% due 4/14-6/11/98                                        57,100       56,625          .59
Svenska Handelsbanken Group 5.48%-5.56% due 4/7-6/19/98                             56,200       55,801          .58
Halifax Building Society 5.44%-5.53% due 4/6-4/29/98                                54,700       54,572          .57
Barclays U.S. Funding Corp. 5.415% due 4/27/98                                      50,000       49,795          .52
Societe Generale 5.40%-5.505% due 4/15-5/18/98                                      46,400       46,213          .48
Daimler-Benz North America Corp. 5.46%-5.48% due 4/23-6/16/98                       46,000       45,664          .48
General Electric Capital Corp. 5.56%-6.125% due 4/1-4/22/98                         45,000       44,942          .47
Canada Bills 5.40%-5.48% due 4/30-5/20/98                                           43,000       42,699          .44
Rank Xerox Capital (Europe) PLC 5.45%-5.52% due 4/21-5/5/98                         41,000       40,824          .43
Monsanto Co. 5.42% due 4/20/98                                                      40,000       39,879          .42
American Express Credit Corp. 5.49%-5.51% due 4/30-5/19/98                          35,500       35,314          .37
Toronto-Dominion Holdings Inc. 5.44%-5.50% due 4/13-5/6/98                          34,800       34,709          .36
Sweden (Kingdom of) 5.415%-5.43% due 5/4-7/6/98                                     32,500       32,170          .33
France Telecom 5.45%-5.50% due 4/9-5/12/98                                          31,997       31,826          .33
British Columbia (Province of) 5.41% due 5/1/98                                     22,800       22,691          .24


Certificates of Deposit - 0.27%
ABN AMRO Bank NV 5.56%-5.62% due 4/6-6/19/98                                        26,000       25,999          .27

Non-U.S. Currency - 0.04%
New Taiwanese Dollar                                                           NT$137,800         4,201          .04

                                                                                           -----------     --------
TOTAL SHORT-TERM SECURITIES (cost: $722,040,000)                                                721,193         7.52
                                                                                           -----------     --------
TOTAL INVESTMENT SECURITIES (cost: $7,881,116,000)                                            9,602,196       100.18

Excess of payables over cash and receivables                                                    17,913           .18
                                                                                           -----------     --------
NET ASSETS                                                                                   $9,584,283     100.00%
                                                                                           ===========     ========




/1/  Non-income-producing securities.
/2/  Represents an affiliated company as defined under the
 Investment Company Act of 1940.
/3/ Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers.
/4/  Valued under procedures established by the fund's
Board of Directors.

SMALLCAP World Fund
FINANCIAL STATEMENTS                                              Unaudited
----------------------------------------       ------------    ------------
Statement of Assets and Liabilities
at March 31, 1998                               (dollars in      thousands)
----------------------------------------       ------------    ------------
Assets:
Investment securities at market
 Unaffiliated issuers (cost: $6,263,205)         $7,602,921
 Affiliated issuers (cost: $1,617,911)            1,999,275      $9,602,196
Cash                                                                  1,548
Receivables for -
 Sales of investments                                24,291
 Sales of fund's shares                              11,535
 Dividends and accrued interest                      10,570          46,396
                                               ------------    ------------
                                                                  9,650,140
Liabilities:
Payables for -
 Purchases of investments                            46,300
 Repurchases of fund's shares                        12,146
 Forward currency contracts                              78
 Management services                                  5,283
 Accrued expenses                                     2,050          65,857
                                               ------------    ------------
Net Assets at March 31, 1998 -
 Equivalent to $28.88 per share on
 331,913,015 shares of $0.01 par value
 capital stock outstanding (authorized
 capital stock - 400,000,000 shares)                             $9,584,283
                                                               ============

Statement of Operations
for the six months ended March 31, 1998         (dollars in      thousands)
----------------------------------------       ------------    ------------
Investment Income:
Income:
 Dividends (includes $6,601 from affiliates)      $  29,986
 Interest                                            23,164       $  53,150
                                               ------------
Expenses:
 Management services fee                             29,658
 Distribution expenses                               10,497
 Transfer agent fee                                   3,667
 Reports to shareholders                                425
 Registration statement and
  prospectus                                            789
 Postage, stationery and supplies                       952
 Directors' fees                                         73
 Auditing and legal fees                                 73
 Custodian fee                                          827
 Taxes other than federal income tax                    197
 Other expenses                                         174          47,332
                                               ------------    ------------
 Net investment income                                                5,818
                                                               ------------
Realized Gain and Unrealized
 Depreciation on Investments:
Net realized gain
 (includes $59,574 net gain from affiliates)                        446,340
Net change in unrealized appreciation
 on investments                                    (144,333)
Net change in unrealized depreciation on
 open forward currency contracts                        (78)
                                               ------------
  Net unrealized depreciation on investments                       (144,411)
                                                               ------------

 Net realized gain and unrealized depreciation
  on investments                                                    301,929
                                                               ------------
Net Increase in Net Assets Resulting
 from Operations                                              $     307,747
                                                               ============

Statement of Changes in Net
 Assets                                         (dollars in      thousands)
----------------------------------------      -------------   -------------
                                                 Six months      Year ended
                                                      ended
                                                  3/31/98 *         9/30/97
                                               ------------    ------------
Operations:
Net investment income                           $     5,818    $     30,264
Net realized gain on investments                    446,340         756,663
Net unrealized appreciation
 (depreciation) on investments                     (144,411)      1,029,222
                                               ------------    ------------
 Net increase in net assets
  resulting from operations                         307,747       1,816,149
                                               ------------    ------------
Dividends and Distributions Paid
 to Shareholders:
Dividends from net
 investment income                                  (15,213)        (32,129)
Distributions from net realized
 gain on investments                               (760,632)       (591,521)
                                               ------------    ------------
 Total dividends and
  distributions                                    (775,845)       (623,650)
                                               ------------    ------------
Capital Share Transactions:
Proceeds from shares sold:
 28,615,821 and 76,906,660
 shares, respectively                               801,682       2,051,195
Proceeds from shares issued in
 reinvestment of net investment
 income dividends and
 distributions of net realized
 gain on investments:
 29,239,317 and 23,876,950
 shares, respectively                               743,523         597,206
Cost of shares repurchased:
 27,203,854 and 44,913,003
 shares, respectively                              (748,976)     (1,191,845)
                                               ------------    ------------
 Net increase in net assets
  resulting from capital share
  transactions                                      796,229       1,456,556
                                               ------------    ------------
Total Increase in Net Assets                        328,131       2,649,055

Net Assets:
Beginning of period                               9,256,152       6,607,097
                                               ------------    ------------
End of period (including undistributed
net investment income: $5,354 and
$14,749, respectively)                           $9,584,283      $9,256,152
                                               ============    ============

* Unaudited

See Notes to Financial Statements

                              SMALLCAP WORLD FUND
 NOTES TO FINANCIAL STATEMENTS
1. SMALLCAP World Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world. The following paragraphs summarize the significant accounting policies consistently followed by the fund in the preparation of its financial statements:
  Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60/th/ day, based on the value determined on the 61/st/ day. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in foreign currency exchange rates on investment securities are included with the net realized and unrealized gain or loss on investment securities. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors.
  As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. In the event the fund purchases securities on a delayed delivery or "when issued" basis, it will segregate with its custodian liquid assets in an amount sufficient to meet its payment obligations in these transactions. Realized gains and losses from securities transactions are reported on an identified cost basis. Dividend and interest income is reported on the accrual basis. Discounts and premiums on securities purchased are amortized. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.
  The fund may enter into forward currency contracts, which represent agreements to exchange currencies of different countries at specified future dates at specified rates. The fund enters into these contracts to reduce its exposure to fluctuations in foreign exchange rates arising from investments denominated in non-U.S. currencies. The fund's use of forward currency contracts involves market risk in excess of the amount recognized in the statement of assets and liabilities. The contracts are recorded in the statement of assets and liabilities at their net unrealized value. The fund records realized gains or losses at the time the forward contract is closed or offset by a matching contract. The face or contract amount in U.S. dollars reflects the total exposure the fund has in that particular contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates and securities values underlying these instruments.
 2. It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

  As of March 31, 1998, net unrealized appreciation on investments, excluding forward currency contracts, for book and federal income tax purposes aggregated $1,721,002,000, of which $2,447,602,000 related to appreciated securities and $726,600,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the six months ended March 31, 1998. Net losses of $177,000 related to non-U.S. currency transactions were treated as ordinary income for federal income tax purposes. The cost of portfolio securities, excluding forward currency contracts, for book and federal income tax purposes was $7,881,116,000 at March 31, 1998.

3. The fee of $29,658,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.80% of the first $1 billion of average net assets; 0.70% of such assets in excess of $1 billion but not exceeding $2 billion; 0.67% of such assets in excess of $2 billion but not exceeding $3 billion; 0.65% of such assets in excess of $3 billion but not exceeding $5 billion; 0.635% of such assets in excess of $5 billion but not exceeding $8 billion; and 0.625% of such assets in excess of $8 billion.

   Pursuant to a Plan of Distribution, the fund may expend up to 0.30% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the six months ended March 31, 1998, distribution expenses under the Plan were $10,497,000. As of March 31, 1998, accrued and unpaid distribution expenses were $1,630,000.
  American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $3,667,000. American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $2,496,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.
  Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of March 31, 1998, aggregate amounts deferred and earnings thereon were $171,000.
  CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Directors and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.
4. As of March 31, 1998, accumulated undistributed net realized gain on investments was $407,457,000 and additional paid-in capital was $7,447,348,000.

  The fund made purchases and sales of investment securities, excluding short-term securities, of $2,074,242,000 and $1,804,162,000, respectively, during the six months ended March 31, 1998.
  Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $827,000 includes $53,000 that was paid by these credits rather than in cash

  Dividend and interest income is recorded net of non-U.S. taxes paid. For the year six months ended March 31, 1998, such non-U.S. taxes were $2,274,000. Net realized currency losses on dividends, interest, and withholding taxes reclaimable, on a book basis, were $177,000 for the six months ended March 31, 1998.
  At March 31, 1998, the fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:

                         INSERT TABLE
5. Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the six months ended March 31, 1998 is as follows:
     INSERT  TABLE

                                                    U.S. Valuation
Non-U.S. Currency Sale ContrContract Amount         at 3/31/98
                            -------------- --------  ---------
                                                               Unrealized
                                 Non-U.S.      U.S.     Amount Depreciation
                            --------------  -------    ------- ----------
Brazilian Real
expiring 10/6/98                R$ 3,750,0$ 3,000,00$ 2,922,000$  78,000

                                                                      Beginning
Company                                                                  Shares     Purchases           Sales

AAPC                                                                 38,680,311                    38,680,311
Abacan Resource /1/                                                   5,709,400                     2,000,000
ABR Information Services                                              1,550,000       230,000
ACTIVISION                                                              900,000       315,000
Advanced Health                                                         295,100       294,900
Alliance Communications                                                 841,700       219,000
Alliance Semiconductor                                                2,510,000        35,000
Alvis                                                                 2,850,000     1,981,250
American Healthcorp                                                     522,000
Aminex                                                                3,250,000
AmSurg                                                                                358,083
Anesta                                                                  550,000
AnnTaylor                                                               955,900       580,000
Antena 3 de Radio                                                         1,500
Anzoil                                                               40,600,000    14,000,000      51,870,000
APCOA Parking                                                           120,800
Ascent Entertainment Group                                            1,930,000
Avocet Mining                                                         2,100,000
Benor Tankers                                                         1,240,000
Borg-Warner Security                                                  1,000,000       200,000
Brightpoint                                                           1,566,250     1,366,250         200,000
Cabre Exploration                                                       993,400
Cadiz Land                                                            1,915,000       185,000
Cambrex                                                                 550,000       150,000
Capral Aluminium /1/                                                 12,237,825                     9,271,317
Carbide/Graphite Group                                                  511,800
Cardiovascular Diagnostics                                              412,500
Cash Converters International                                         9,417,563
CB Commercial Real Estate Services Group                                500,000       542,800
Celestial Seasonings                                                    260,000
Chauvco Resources                                                     2,061,300     3,061,300       2,061,300
Cheesecake Factory                                                      450,000       387,000
Chrysalis Group                                                       1,824,000
CIDCO                                                                   913,000                       130,000
CIMA LABS                                                               565,500
Consolidated Products                                                 1,000,000       250,000
COR Therapeutics /1/                                                  1,150,000       200,000         402,700
Corporate Investments                                                25,500,000     2,400,000
Corporate Services Group                                             10,060,398       600,000
Cost Plus                                                                             450,000
Cyberonics /1/                                                          864,800                       370,800
Cytyc                                                                   933,700
Data Broadcasting                                                     2,000,000
Digene                                                                  500,000       300,000
Edify                                                                 1,055,000
ELAN Energy                                                           3,212,000                     3,212,000
Epicore Networks                                                      1,405,000
Fabri-Centers of America                                              1,050,000
Filofax Group                                                         1,956,000
Flextronics International /1/                                           825,000                       500,000
Four Media                                                              620,000        15,000          15,000
Franklin Covey                                                        1,350,000
GelTex Pharmaceuticals                                                                750,000
Gymboree                                                              1,535,600                       100,000
Hartmarx                                                              1,287,400       500,500
Healthcare Recoveries                                                                 650,000
HNC Software                                                          1,145,000       450,000
i-STAT                                                                  852,000
Imax                                                                  1,558,000
International Precious Metals                                         1,155,000
Intertape Polymer Group                                               1,500,000
KCI Konecranes International                                            975,000                        63,300
KeraVision                                                              795,000
Knightsbridge Tankers /1/                                             1,105,000                       892,500
Landec                                                                  690,000
Lazare Kaplan International                                             500,000        50,000
LoJack                                                                1,347,000
London & Overseas Freighters                                          4,833,000
Marks Bros. Jewelers                                                    510,000
Material Sciences                                                     1,000,000
McWhorter Technologies                                                  706,000
Micrel                                                                              1,000,000
MIF                                                                     668,202
Milltronics                                                             900,000
Mobile Telecommunication Technologies                                 3,525,000
MoneyGram Payment Systems                                               878,600
Morton's Restaurant Group                                               415,000
Nera                                                                  3,287,500
Nordic American Tanker Shipping                                         762,000
Norsk Lotteridrift                                                      965,000
Novus Petroleum /1/                                                   5,670,461                     2,815,379
OM Gruppen                                                            1,443,100     2,886,200
Orbit Oil & Gas                                                       2,681,000                     2,681,000
Pacific Media /1/                                                    88,249,124                    22,000,000
Paragon Trade Brands                                                    787,700                       787,700
Paramount Resources /1/                                               2,493,000                     1,666,700
PathoGenesis                                                          1,035,000                     1,035,000
Pharmacyclics                                                           580,000       185,000
Philippine Gold                                                       2,453,700     2,500,000
Piercing Pagoda                                                         335,000
Pinkerton's                                                             810,000
Pioneer-Standard Electronics                                          1,660,000
Plantronics                                                           1,000,000                        48,500
PMC-Sierra                                                              890,700       809,300
Precision Response                                                    1,398,000                        51,300
Premier Oil /1/                                                      51,251,227                    18,389,543
Primark                                                               1,350,000
Protection One /1/                                                      920,000     1,580,000
PRT Corp. of America /1/                                                 76,196
Puerto Rican Cement                                                     371,000
Ramco Energy                                                          1,597,000
Ranger Oil                                                            4,350,000     2,668,915
Rent-Way                                                                330,000       325,000
Rio Hotel & Casino /1/                                                1,382,700                       332,700
Safety 1st                                                              400,000
Sano                                                                    600,000                       600,000
Scandinavian Broadcasting System                                        887,900
SCB Computer Technology                                                 562,350
Scotia Holdings                                                       5,062,200
SONUS Pharmaceuticals                                                   550,000                       550,000
Strategic Distribution                                                1,890,000
Suburban Ostomy Supply                                                  563,000                       563,000
T Cell Sciences /1/                                                   1,300,000       200,000
Technical Chemicals and Products                                        600,000
Thermo Power                                                            620,000
Thomas Group                                                            388,500
Ticketmaster Group /1/                                                1,600,000                       766,000
Trident Microsystems                                                    825,000                       825,000
Ugland International Holdings                                         5,000,000     2,342,000
Vanstar                                                               2,375,000       100,000
Vincam Group                                                            203,100       599,250          24,600
Vivid Technologies                                                      600,000
WHG Resorts & Casinos                                                   380,000                       380,000
Wolford Group                                                           324,000
Zale                                                                  1,950,000
Zonagen                                                                 590,800       109,200
Total


                                                                         Ending      Dividend          Market
                                                                         Shares        Income          Value
                                                                                        (000)           (000)
AAPC                                                                             $             $
Abacan Resource /1/                                                   3,709,400
ABR Information Services                                              1,780,000                        50,063
ACTIVISION                                                            1,215,000                        13,061
Advanced Health                                                         590,000                         7,559
Alliance Communications                                               1,060,700                        19,757
Alliance Semiconductor                                                2,545,000                        19,087
Alvis                                                                 4,831,250           181          11,957
American Healthcorp                                                     522,000                         5,089
Aminex                                                                3,250,000                         3,369
AmSurg                                                                  358,083                         3,217
Anesta                                                                  550,000                        10,244
AnnTaylor                                                             1,535,900                        25,246
Antena 3 de Radio                                                         1,500                        39,207
Anzoil                                                                2,730,000                           398
APCOA Parking                                                           120,800                         9,529
Ascent Entertainment Group                                            1,930,000                        19,903
Avocet Mining                                                         2,100,000                         1,931
Benor Tankers                                                         1,240,000                         6,660
Borg-Warner Security                                                  1,200,000                        23,625
Brightpoint                                                           2,732,500                        46,965
Cabre Exploration                                                       993,400                        11,064
Cadiz Land                                                            2,100,000                        25,069
Cambrex                                                                 700,000            70          35,262
Capral Aluminium /1/                                                  2,966,508           495
Carbide/Graphite Group                                                  511,800                        15,354
Cardiovascular Diagnostics                                              412,500                         3,712
Cash Converters International                                         9,417,563           160           2,520
CB Commercial Real Estate Services Group                              1,042,800                        41,712
Celestial Seasonings                                                    260,000                        10,660
Chauvco Resources                                                     3,061,300                           604
Cheesecake Factory                                                      837,000                        27,883
Chrysalis Group                                                       1,824,000            88          22,571
CIDCO                                                                   783,000                         7,390
CIMA LABS                                                               565,500                         2,810
Consolidated Products                                                 1,250,000                        24,063
COR Therapeutics /1/                                                    947,300
Corporate Investments                                                27,900,000                        14,174
Corporate Services Group                                             10,660,398           570          42,783
Cost Plus                                                               450,000                        14,302
Cyberonics /1/                                                          494,000
Cytyc                                                                   933,700                        23,343
Data Broadcasting                                                     2,000,000                        11,500
Digene                                                                  800,000                         7,100
Edify                                                                 1,055,000                        21,298
ELAN Energy
Epicore Networks                                                      1,405,000                           446
Fabri-Centers of America                                              1,050,000                        30,385
Filofax Group                                                         1,956,000            56           6,378
Flextronics International /1/                                           325,000
Four Media                                                              620,000                         5,812
Franklin Covey                                                        1,350,000                        32,822
GelTex Pharmaceuticals                                                  750,000                        20,250
Gymboree                                                              1,435,600                        37,146
Hartmarx                                                              1,787,900                        14,862
Healthcare Recoveries                                                   650,000                        15,112
HNC Software                                                          1,595,000                        60,012
i-STAT                                                                  852,000                        11,396
Imax                                                                  1,558,000                        44,208
International Precious Metals                                         1,155,000                           650
Intertape Polymer Group                                               1,500,000           117          34,688
KCI Konecranes International                                            911,700           524          41,923
KeraVision                                                              795,000                         6,360
Knightsbridge Tankers /1/                                               212,500         1,005
Landec                                                                  690,000                         5,347
Lazare Kaplan International                                             550,000                         6,016
LoJack                                                                1,347,000                        19,363
London & Overseas Freighters                                          4,833,000                         4,445
Marks Bros. Jewelers                                                    510,000                        10,104
Material Sciences                                                     1,000,000                        10,938
McWhorter Technologies                                                  706,000                        17,871
Micrel                                                                1,000,000                        37,937
MIF                                                                     668,202                        10,503
Milltronics                                                             900,000                        10,849
Mobile Telecommunication Technologies                                 3,525,000                        78,872
MoneyGram Payment Systems                                               878,600                        13,289
Morton's Restaurant Group                                               415,000                         9,571
Nera                                                                  3,287,500                        11,971
Nordic American Tanker Shipping                                         762,000           533          12,192
Norsk Lotteridrift                                                      965,000                         3,729
Novus Petroleum /1/                                                   2,855,082
OM Gruppen                                                            4,329,300         1,839          77,299
Orbit Oil & Gas
Pacific Media /1/                                                    66,249,124
Paragon Trade Brands
Paramount Resources /1/                                                 826,300            77
PathoGenesis
Pharmacyclics                                                           765,000                        22,281
Philippine Gold                                                       4,953,700                         1,657
Piercing Pagoda                                                         335,000                        10,469
Pinkerton's                                                             810,000                        18,681
Pioneer-Standard Electronics                                          1,660,000           100          20,335
Plantronics                                                             951,500                        38,952
PMC-Sierra                                                            1,700,000                        64,600
Precision Response                                                    1,346,700                        12,289
Premier Oil /1/                                                      32,861,684           370
Primark                                                               1,350,000                        57,713
Protection One /1/                                                    2,500,000
PRT Corp. of America /1/                                                                  128
Puerto Rican Cement                                                     371,000           127          18,944
Ramco Energy                                                          1,597,000                        18,426
Ranger Oil                                                            7,018,915                        45,623
Rent-Way                                                                655,000                        15,556
Rio Hotel & Casino /1/                                                1,050,000
Safety 1st                                                              400,000                         3,350
Sano
Scandinavian Broadcasting System                                        887,900                        29,301
SCB Computer Technology                                                 562,350                        12,934
Scotia Holdings                                                       5,062,200                        22,432
SONUS Pharmaceuticals
Strategic Distribution                                                1,890,000                        11,340
Suburban Ostomy Supply
T Cell Sciences /1/                                                   1,500,000
Technical Chemicals and Products                                        600,000                         6,375
Thermo Power                                                            620,000                         7,053
Thomas Group                                                            388,500                         3,497
Ticketmaster Group /1/                                                  834,000
Trident Microsystems
Ugland International Holdings                                         7,342,000           161          13,505
Vanstar                                                               2,475,000                        35,619
Vincam Group                                                            777,750                        22,555
Vivid Technologies                                                      600,000                         9,000
WHG Resorts & Casinos
Wolford Group                                                           324,000                        20,295
Zale                                                                  1,950,000                        56,306
Zonagen                                                                 700,000                        15,400
Total                                                                                 $ 6,601     $ 1,999,275



/1/ Represents an unaffiliated company at 3/31/98.

PER-SHARE DATA AND
RATIOS



                                Six monthYear endedSeptember       30
                                   ended  --------  -------- --------  -------- --------
                                3/31/98 /     1997      1996     1995      1994     1993
-----------------------         --------- -------- --------- ------------------ ---------
Net Asset Value,
Beginning of
Period                            $30.72    $26.92    $26.11   $23.61    $22.72   $18.01
                                ------------------ --------- ------------------ ---------
 Income from Investment
 Operations:
  Net investment income              .02       .10       .17      .22       .09      .06
  Net realized and
   unrealized gain
   on investments                    .69      6.17      3.32     3.79      1.83     5.56
                                ------------------ --------- ------------------ ---------
   Total income from
    investment
    operations                       .71      6.27      3.49     4.01      1.92     5.62
                                ------------------ --------- ------------------ ---------
 Less Distributions:
  Dividends from
   net investment
   income                           (.05)     (.12)     (.23)    (.16)     (.06)    (.08)
  Distributions
   from net
   realized gains                  (2.50)    (2.35)    (2.45)   (1.35)     (.97)    (.83)
                                ------------------ --------- ------------------ ---------
   Total distributions             (2.55)    (2.47)    (2.68)   (1.51)    (1.03)    (.91)
                                ------------------ --------- ------------------ ---------
Net Asset Value, End
 of Period                        $28.88    $30.72    $26.92   $26.11    $23.61   $22.72
                                ================== ========= ================== =========
Total Return /2/                3.44% /3/    25.41%    15.21%   18.59%    8.60%   32.46%

Ratios/Supplemental
 Data:

 Net assets, end
  of period (in
  millions)                       $9,584    $9,256    $6,607   $4,625    $3,497   $2,247
 Ratio of expenses
  to average net
  assets                        .53% /3/      1.07%     1.09%   1.13%     1.12%    1.15%
 Ratio of net income
  to average net
  assets                        .06% /3/       .40%      .68%    .97%      .38%     .33%
 Average commissions
  paid per share /4/                   .2        .2       1.4      1.0       1.2      1.55c
 Portfolio turnover
  rate                          22.06% /3   42.21%    42.88%    45.63%   29.43%   25.00%

/1/ Unaudited

/2/ Excludes maximum sales
 charge of 5.75%.

/3/ Based on operations for
 the period shown and,
 accordingly, not
 representative of a full
 year.

/4/ Brokerage commissions
 paid on portfolio
 transactions increase the
 cost of securities
 purchased or reduce the
 proceeds of securities sold
 and are not separately reflected
 in the fund's statement of
 operations. Shares traded
 on a principal basis (without
 commissions), such as most
 over-the-counter and fixed-income
 transactions, are excluded.
 Generally, non-U.S. commissions
 are lower than U.S. commissions
 when expressed as cents per share
 but higher when expressed as a
 percentage of transaction amount
 because of the lower per-share
 prices of many non-U.S. securities.

[The American Funds Group(r)]
SMALLCAP WORLD FUND
OFFICES OF THE FUND AND
OF THE INVESTMENT ADVISER,
CAPITAL RESEARCH AND
MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, California 90071-1443
135 South State College Boulevard
Brea, California 92821-5804
TRANSFER AGENT FOR
SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 2205
Brea, California 92822-2205
P.O. Box 659522
San Antonio, Texas 78265-9522
P.O. Box 6007
Indianapolis, Indiana 46206-6007
P.O. Box 2280
Norfolk, Virginia 23501-2280
CUSTODIAN OF ASSETS
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001
COUNSEL
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, California 90071-2899
PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462
FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY, TOLL-FREE, AT 800/421-0180 OR VISIT WWW.AMERICANFUNDS.COM ON THE WORLD WIDE WEB.
This report is for the information of shareholders of SMALLCAP World Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 1998, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.
Printed on recycled paper
Litho in USA  BDA/FS/3765
Lit. No. SCWF-013-0598